Derivative Financial Instruments and Hedge Accounting - Schedule of Hedges of Net Investments in Foreign Operations (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Foreign exchange forward contracts [member] | Derivative Financial Instruments-Net [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	¥ 3,479,863	¥ 3,088,524
Carrying amounts, Assets	18,991	48,483
Carrying amounts, Liabilities	306,775	147,366
Change in value used for calculating hedge ineffectiveness	(340,765)	(195,012)
Foreign currency denominated financial liabilities [member] | Debt securities, borrowed money, deposits [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	329,985	287,072
Carrying amounts, Liabilities	329,985	287,072
Change in value used for calculating hedge ineffectiveness	¥ (39,012)	¥ (13,434)